UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
(Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Catherine Johnston
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2019
Common Stock - 84.7%	Shares	Value

Biological Products, except Diagnostic Substances - 3.9%
Gilead Sciences, Inc.	47,970	$3,142,994

Bottled and Canned Soft Drinks and Carbonated Waters - 1.9%
Coca-Cola European Partners Plc	27,927	1,543,805

Cogeneration Services & Small Power Producers - 3.4%
AES Corp.	164,405	2,760,360

Computer Communications Equipment - 3.4%
Cisco Systems, Inc.	49,599	2,747,785

Computer Programming Services - 2.5%
Sabre Corp.	84,574	1,988,335

Crude Petroleum and Natural Gas- 3.9%
Enbridge, Inc.	44,313	1,479,611
Occidental Petroleum Corp. (a)	31,627	1,624,363
		3,103,974
Electric Services - 2.9%
CenterPoint Energy, Inc.	78,936	2,289,933

Engines and Turbines - 3.1%
Cummins, Inc.	15,065	2,470,660

Household Appliances - 3.2%
Whirlpool Corp.	17,708	2,576,160

Industrial Organic Chemicals - 2.6%
LyondellBasell Industries N.V. (Netherlands)	25,284	2,116,018

Lumber & Other Building Material Dealers - 3.1%
The Home Depot, Inc.	11,822	2,526,243

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.2%
Eaton Corp. Plc (Ireland) (a)	30,834	2,534,247

Motor Vehicle Parts and Accessories - 3.1%
Magna International, Inc.	48,894	2,465,236

National Commercial Banks - 11.2%
Citigroup, Inc.	43,432	3,090,621
Huntington Bancshares, Inc.	156,638	2,232,092
JPMorgan Chase & Co.	18,350	2,128,600
Regions Financial Corp.	94,793	1,510,052
		8,961,365
Petroleum Refining - 3.1%
Total S.A. ADR (a)	48,278	2,497,904

Pharmaceutical Preparations - 3.4%
Pfizer, Inc.	69,686	2,706,604

Semiconductors & Related Devices - 9.1%
Broadcom, Inc.	9,074	2,631,369
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,366	2,061,843
Texas Instruments, Inc.	21,055	2,632,085
		7,325,297
State Commerical Banks - 3.6%
Citizens Financial Group, Inc.	78,055	2,908,329

Surety Insurance - 1.9%
Old Republic International Corp.	65,809	1,501,103

Telephone Communications (No Radiotelephone) - 5.1%
BCE Inc. (Canada)	29,601	1,335,301
Verizon Communications, Inc.	50,392	2,785,166
		4,120,467
Title Insurance - 3.7%
Fidelity National Financial, Inc.	69,597	2,984,319

Variety Stores - 3.4%
Target Corp.	31,451	2,717,366

Total Common Stock (Cost $62,935,344)		67,988,504

Master Limited Partnership - 3.4%	Shares	Value

Natural Gas Transmission - 3.4%
Enterprise Products Partners L.P.	91,534	2,756,089
Total Master Limited Partnership (Cost $1,932,049)		2,756,089

	Shares	Value
Real Estate Investment Trusts (REITs) - 7.8%
Brixmor Property Group, Inc.	89,846	1,705,277
Crown Castle International Corp. (a)	17,708	2,359,768
Lamar Advertising Co. - Class A	27,310	2,209,925
Total Real Estate Investment Trusts (REITs) (Cost $5,201,653)		6,274,970

Short-Term Investments: 3.9%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.15% (b)	3,157,451	3,157,451
Total Short-Term Investments (Cost $3,157,451)		3,157,451

Investments Purchased with Proceeds from Securities Lending: 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (b)	3,936,413	3,936,413
Total Investments Purchased with Proceeds from Securities Lending (Cost 3,936,413)		3,936,413

Total Investments - 104.7% (cost $77,162,910)		84,113,427
Other Assets and Liabilities - (4.7)%		(3,775,481)
Total Net Assets Applicable to Common Stockholders - 100.0%		$80,337,946

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	All or a portion of this security is on loan.
(b)	Rate indicated is the current yield as of July 31, 2019.

Miller/Howard Drill Bit to Burner Tip® Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2019
Common Stock - 77.7%	Shares	Value

Agricultural Chemicals - 2.9%
CF Industries Holdings, Inc.	3,659	$181,340

Crude Petroleum - 28.8%
Callon Petroleum Company (a)	35,979	177,017
Concho Resources, Inc.	2,492	243,419
Continental Resources Inc/OK	7,896	293,494
EOG Resources, Inc.	2,884	247,591
Murphy Oil Corp.	6,547	157,390
Occidental Petroleum Corp.	5,965	306,362
Pioneer Natural Resources Co.	2,775	383,061
		1,808,334
Electric Services - 2.8%
OGE Energy Corp.	4,030	173,088

Industrial Machinery & Equipment - 2.9%
MRC Global, Inc. (a)	11,666	182,456

Industrial Organic Chemicals - 3.4%
LyondellBasell Industries N.V. (Netherlands)	2,539	212,489

Natural Gas - 6.9%
Anadarko Petroleum Corporation	2,154	158,664
Devon Energy Corp.	10,118	273,186
		431,850
Natural Gas Distribution - 6.6%
Cheniere Energy, Inc. (a)	3,252	211,868
Enbridge, Inc.	6,082	203,078
		414,946
Natural Gas Transmission - 8.0%
Kinder Morgan, Inc.	6,031	124,359
ONEOK, Inc.	1,818	127,406
Targa Resources Corp.	6,489	252,487
		504,252
Oil & Gas Field Services - 6.4%
Baker Hughes, a GE Company	5,091	129,260
Halliburton Co.	3,361	77,303
Schlumberger, Ltd N.V. (Curacao)	4,886	195,293
		401,856
Petroleum Refining - 7.0%
Marathon Petroleum Corp.	2,863	161,445
Valero Energy Corp.	3,251	277,148
		438,593
Pipelines - 2.0%
Pembina Pipeline Corp.	3,490	126,652

Total Common Stock (Cost $5,220,566)		4,875,856

Master Limited Partnership - 19.5%	Shares	Value

Fuel Dealers - 2.3%
Suburban Propane Partners, L.P.	5,992	147,104

Natural Gas Transmission - 9.5%
Energy Transfer Equity LP	17,764	255,446
Enterprise Products Partners L.P.	4,727	142,330
Phillips 66 Partners LP	3,422	178,834
Shell Midstream Partners LP	9,263	199,988
		776,598

Oil and Gas Extraction - 2.7%
Western Midstream Partners LP	6,371	172,017

Pipelines (No Natrual Gas) - 2.1%
Magellan Midstream Partners, L.P.	1,969	130,230

Total Master Limited Partnership (Cost $1,169,716)		1,225,949

Short-Term Investments: 4.6%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.15% (b)	286,791	286,791
Total Short-Term Investments (Cost $286,791)		286,791

Total Investments - 101.8% (cost $6,677,073)		6,388,596
Other Assets and Liabilities - (1.8)%		(111,263)
Total Net Assets Applicable to Common Stockholders - 100.0%		$6,277,333

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security
(b)	Rate indicated is the current yield as of July 31, 2019.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

At July 31, 2019, the Funds' assets carried at value were classified as follows:

Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Common Stock	$67,988,504	$-	$-	$67,988,504
Master Limited Partnerships	2,756,089	-	-	2,756,089
Real Estate Investment Trusts	6,274,970	-	-	6,274,970
Short-Term Investments (b)	3,157,451	-	-	3,157,451
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	3,936,413
Total Investments in Securities	$80,177,014	$-	$-	$84,113,427

Drill Bit to Burner Tip® Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Common Stock	$4,875,856	$-	$-	$4,875,856
Master Limited Partnerships	1,225,949	-	-	1,225,949
Short-Term Investments (b)	286,791	-	-	286,791
Total Investments in Securities	$6,388,596	$-	$-	$6,388,596

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2019.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Funds did not hold any Level 2 or Level 3 securities during the period ended July 31, 2019.

Securities Lending
The Income-Equity Fund may lend up to 331⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian” or “lending agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Income-Equity Fund receives income from securities lending from fees paid to the Fund by the borrowers and/or from the reinvestment of the cash collateral. Funds typically compensate their lending agents with a share of the revenue generated by the lending program, and may pay lending agents an additional fee for managing the cash collateral reinvestment. The amount of security lending income depends on a number of factors including the type of security and length of the loan. The Income-Equity Fund continues to receive dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Income-Equity Fund. The Income-Equity Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the cost associated with lending. The Income-Equity Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income-Equity Fund is indemnified from these risks by contract with the Custodian.

As of July 31, 2019 the value of securities on loan and payable for collateral due to broker were $3,797,892 and $3,936,413, respectively, the Income-Equity Fund:

The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments.  The portfolio is a private fund that invests in high quality, short term investments, similar to a money market fund.  However, the portfolio is not registered with the Securities and Exchange Commission (“SEC”) and is not required to meet the regulatory requirements of a money market fund registered with the SEC.  The portfolio is only offered to participants in the Custodian’s security lending program.

Securities lending income earned on collateral investments (net of applicable fees) by the Fund during the period ended July 31, 2019, aggregated $10,085.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard Funds Trust

By (Signature and Title)  /s/ Lowell G. Miller
                                         Lowell G. Miller, President

Date  September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lowell G. Miller
                                        Lowell G. Miller, President

Date   September 26, 2019

By (Signature and Title) /s/ Brian Helhoski
                                        Brian Helhoski, Chief Financial Officer

Date   September 26, 2019